Note 17 - Deferred Income Tax and Social Contribution - Net Change in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	R$ 579.0	R$ (359.9)
Recognition of actuarial gains/(losses)	56.2	80.9
Investment hedge - put option on a subsidiary’s interest	191.5	(13.0)
Cash flow hedge - gains/(losses)	96.8	106.7
Gains/(losses) on the translation of other foreign operations	1,529.5	660.5
Recognized in other comprehensive income	1,873.0	835.1
Recognized in the income statement	(713.6)	363.4	R$ 59.6
Changes directly in the balance sheet	(221.0)	(259.6)
Recognized in deferred tax	(174.3)	(263.5)
Effect of application of IAS 29 (hyperinflation)	(174.3)	(263.5)
Recognized in other groups in the balance sheet	(46.7)	3.9
Investment hedges in foreign operations	(1.0)
Final balance	R$ 1,517.4	R$ 579.0	R$ (359.9)